Assumptions Used to Estimate Fair Value of Stock Options Granted (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividend yield	1.80%	1.80%	0.50%
Expected volatility	31.90%	32.70%	29.90%
Risk-free interest rate	0.60%	1.20%	1.60%
Expected term (in years)	4 years 10 months 24 days	4 years 9 months 18 days	4 years 7 months 6 days
Weighted-average fair value of stock options granted	$ 10.67	$ 7.85	$ 8.28